FORM NSAR-U
                               ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:  /  /   (a)

or fiscal year ending: 12 / 31 / 2002       (b)

Is this a transition report?: (Y/N)          N
                                         --------
Is this an amendment to a previous filing? (Y/N)         N
                                                      --------
Those items or sub-items with a box "**" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:        AUL American Unit Trust
         B. File Number: 811-5929
         C. Telephone Number: ( 317 ) 285-1982


2.       A. Street: One American Square, P.O. Box 368
         B. City: Indianapolis  C. State: IN  D. Zip Code:46206   Zip Ext:0368

         E. Foreign Country:                              Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)         N


4.       Is this the last filing on this form by Registrant? (Y/N)          N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)    N

         [If answer is "Y" (Yes), complete only items 89 through 110.

6.       Is Registrant a unit investment trust (UIT)? (Y/N).                Y

         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.        A.   Is Registrant a series or multiple portfolio company? (Y/N)  N

               [If answer is "N" (No), go to item 8.]

          B. How many separate series or portfolios did Registrant have at the end of the period?____________


SCREEN NUMBER: 01        PAGE NUMBER: 01                     SEC2100 (S/90)

For period ending 12/31/2002                          If fling more then one
File number 811-5929                                   Page 2, "X" box: __


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                Is this the
Series                                                          last fling
Number            Series Name                                for this series?
------            -----------                                ----------------


  1   AUL American Unit Trust                                        N
                                                                   (Y/N)





(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)


SCREEN NUMBER: 02                  PACE NUMBER: 02            SEC2100 (5/90)

For period ending 12/3l/2002                           If filing more than one
File number 811-5929                                     Page 47, "X" box:___


UNIT INVESTMENT TRUSTS

111.     A.       ** Depositor Name: American United Life Insurance Company

         B.       ** File Number (If any):______________

         C.       ** City:Indianapolis State:Indiana Zip Code:46206 ZipExt.:0368

                  ** Foreign Country:____________ Foreign Postal Code:_________

111.     A.       ** Depositor Name:___________________________________________

         B.       ** File Number (If any):______________

         C.       ** City:_______ State: __________Zip Code:____ Zip Ext.:_____

                  ** Foreign Country:____________ Foreign Postal Code:_________


112.     A.       ** Sponsor Name:

         B.       ** File Number (If any):______________

         C.       ** City:_______ State: __________Zip Code:____ Zip Ext.:_____

                  ** Foreign Country:____________ Foreign Postal Code:_________


112.     A.       ** Sponsor Name:_____________________________________________

         B.       ** File Number (If any):______________

         C.       ** City:_______ State: __________Zip Code:____ Zip Ext.:_____

                  ** Foreign Country:____________ Foreign Postal Code:_________


SCREEN NUMBER: 55          PAGE NUMBER: 47                     SEC2100 (5/90)

For period ending 12/31/2002                           If filing more than one
File number 811-5929                                    Page 48, "X" box: __


113. A.** Trustee Name:          _____________________________________________

     B.** City:_______ State: __________Zip Code:____ Zip Ext.:_____

       ** Foreign Country:____________________ Foreign Postal Code:____________

113. A.** Trustee Name:________________________________________________________

     B.** City__________  State: __________  Zip Code:_______ Zip Ext.:________

       ** Foreign Country:____________________ Foreign Postal Code:____________



114. A.** Principal Underwriter Name:  OneAmerica Securities Inc.

     B.** File Number: 8-____________________12845____________________________

     C.** City:Indianapolis    State:Indiana      Zip Code:46206 Zip Ext.:0368

       ** Foreign Country: __________________  Foreign Postal Code:___________


114. A.** Principal Underwriter Name:_________________________________________

     B.** File Number: 8-_____________________________________________________

     C.** City:___________ State:____________ Zip Code:________ Zip Ext.:_____

       ** Foreign Country: __________________  Foreign Postal Code:___________


115. A.** Independent Public Accountant Name: PricewaterhouseCoopers, LLP

     B.** City Indianapolis  State: Indiana  Zip Code:46204 Zip Ext.: 1767

       ** Foreign Country:____________________ Foreign Postal Code:____________


115. A.** Independent Public Accountant Name:

     B.** City__________  State: __________  Zip Code:_______ Zip Ext.:________

       ** Foreign Country:____________________ Foreign Postal Code:____________


SCREEN NUMBER: 56               PAGE NUMBER:48            SEC2100(5/90)

For period ending 12/31/2002                  If filing more than one
File number 811-5929                           Page 49, "X" box:   __


116. Family of investment companies information:

     A.** Is Registrant part of a family of investment companies? (Y/N)____N____
                                                                           (Y/N)

     B.** Identify the family in 10 letters:__ __ __ __ __ __ __ __ __ __

           (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.** Is Registrant a separate account of an insurance company?(Y/N)____Y___
                                                                           (Y/N)

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.** Variable annuity contracts? (Y/N)_________________________________Y __
                                                                           (Y/N)
     C.** Scheduled premium variable life contracts? (Y/N)__________________N__
                                                                           (Y/N)
     D.** Flexible premium variable life contracts? (Y/N)___________________N__
                                                                           (Y/N)
     E.** Other types of insurance  products  registered under the

          Securities Act of 1933.___________________________________________N__
                                                                           (Y/N)

118.** State the number of series  existing  at the end of the period that had securities registered under the Securities Act of 1933 _________NA____

119.** State the number of new series for which  registration  statements under the Securities Act of 1933 became effective during the period___NA_____

120.** State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)____ $0_________

121.** State  the  number of series  for  which a  current  prospectus  was in existence at the end of the period __________________NA_________________

122.** State the number of  existing  series for which  additional  units were registered under the Securities Act of 1933 during the current period_NA_


SCREEN NUMBER: 57             PAGE NUMBER: 49            SEC2100(5/90)

For period ending 12/31/2002                          If filing more than one
File number 811-5929                                    Page 50 "X" box: __

123.** State the total value of the  additional  units  considered in answering item 122 ($000's omitted) _______________________________ $_0___________

124.** State the total  value of units of prior  series that were placed in the portfolios  of subsequent  series during the current  period (the value of these units is to be measured on the date they were placed in the subsequent series)($000'S omitted) ______________________ $__0__________

125.** State  the  total  dollar  amount  of  sales  loads  collected  (before reallowances to other brokers or dealers) by Registrant's  principal underwriter and any underwriter which is an affiliated  person of the principal  underwriter during  the  current  period  solely  from the sale of  units of all  series  of Registrant ($000's omitted).
                                                                   $____0______

126.  Of the  amount  shown in item 125 state the total  dollar  amount of sales loads collected from secondary market operations in Registrant's  units

      (include the sales loads,  if any,  collected  on units of a prior  series placed in the portfolio of a subsequent series.) ($000's omitted).
                                                                   $_____0_____

127. List opposite the appropriate  description below the number of series whose portfolios are invested  primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the  current  period of each such  group of series and the total income distributions made by each such group of series during the current period(excluding distributions of realized gains,

     if any):

                                            Number of Total AssetsTotal Income
                                            Series    $000's      Distributions
                                            Investing omitted     000s omitted

A.U.S. Treasury direct issue  _____________ ______    $________   $___________

B.U.S Government agency ___________________ ______    $________   $___________

C.State and municipal tax-free_____________ ______    $________   $___________

D.Public utility debt _____________________ ______    $________   $___________

E.Brokers or dealers debt or debt of
  brokers' or dealers' parent _____________ ______    $________   $___________

F.All other corporate intermed. & long-
  term debt _______________________________ ______    $________   $___________

G.All other corporate short-term debt _____ ______    $________   $___________

H.Equity securities of brokers or dealers
  or parents of brokers or dealers_________ ______    $________   $___________

I.Investment company equity securities_____   1       $ 785,629   $___________

J.All other equity securities______________ ______    $________   $___________

K.Other securities_________________________ ______    $________   $___________

L.Total assets of all series of registrant_ ______    $ 785,629   $___________



SCREEN NUMBER: 58                  PAGE NUMBER: 50            SEC2100(5/90)

For period ending 12/31/2002                          If filing more than one
File number 811-5929                                   Page 51, "X" box:   __


128.** Is the timely  payment of principal and interest on any of the portfolio securities held by any of  Registrant's  series at the end of the current period insured or guaranteed by an entity other than the issuer?
                                                         (Y/N)________N________

       [If answer is "N" (No), go to item 131.]                           Y/N

129.** Is the issuer of any  instrument  covered in item 128  delinquent  or in default as to payment of principal or interest at the end of the current period?(Y/N)____________________________________________________________

       [If answer is "N" (No), go to item 131.]                           Y/N

130.** In  computations  of NAV or offering  price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)__________________________________________

                                                                          Y/N

131.   Total expenses  incurred by all series of  Registrant  during the current reporting period ($000's omitted) ___________ $12,347


132.** List the "811" (Investment  Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


         811-5929     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____



SCREEN NUMBER: 59          PAGE NUMBER: 51                    SEC2100 (5/90)

This report is signed on behalf of the registrant in the City of Indianapolis, State of Indiana, on the 25th day of February, 2003.

                             AUL AMERICAN UNIT TRUST
                              (Name of Registrant)




by:\s\ Daniel Schluge, CPA                   witness: \s\ James D. Deisher Jr.
   ___________________                            _____________________

  Daniel Schluge, CPA                       James D. Deisher Jr.
  Controller                        Supervisor, Separate Accounts Administration
  American United Life Insurance Co.        American United Life Insurance Co.



                                     CORRESP
                            Internal Control Letter




                       Report of Independent Accountants

The Contract Owners of AUL American Unit Trust and
Board of Directors of American United Life Insurance Company

In planning and performing our audit of the financial statements of AUL American Unit Trust (the "Trust") for the year ended December 31, 2002, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of the Trust is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that controls may become inadequate because of changes in conditions or that the effectiveness of their design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2002.

This report is intended solely for the information and use of the Board of Directors, management and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



/s/ PricewaterhouseCoopers LLP

January 31, 2003